Share Capital and Share-based Payments - Summary of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 12,766	$ 4,307
RSUs and pRSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	11,815	4,954
DSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	951	(713)
Stock options
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	0	66
Equity-settled | Construction in progress
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	1,174	741
Equity-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	8,095	3,674
Equity-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	396	54
Cash-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	1,025	(379)
Cash-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	2,074	217
Cash-settled | Exploration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 2	$ 0